CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets
Cash and cash equivalents | ¥			¥ 1,123,296	¥ 722,301
Restricted cash | ¥			127,762	42,517
Loans, net | ¥			1,851,001	2,575,717
Other financing receivables, net | ¥			1,936,213	2,049,444
Prepaid expenses and other current assets | ¥			62,913	45,593
Current assets of discontinued operations | ¥			49,872	100,318
Total current assets | ¥			5,151,057	5,535,890
Property, equipment and leasehold improvements, net | ¥			1,350,858	1,401,780
Deferred tax assets, net | ¥			209,587	163,209
Non-current assets of discontinued operations | ¥			42,002	51,147
Total assets | ¥			6,753,504	7,152,026
Current liabilities
Dividends payable | ¥			172,932	0
Short-term bank borrowings (including short-term bank borrowings of the consolidated VIEs without recourse to Fincera of RMB520,000 and RMB520,000 as of December 31, 2017 and 2016, respectively) | ¥			520,000	580,000
Long-term bank borrowings, current portion | ¥			73,000	62,000
Borrowed funds from CeraVest investor, related party (including borrowed funds from CeraVest investor, related party of the consolidated VIEs without recourse to Fincera of RMB1,161 and RMB930 as of December 31, 2017 and 2016, respectively) | ¥			1,161	30,171
Borrowed funds from CeraVest investors (including borrowed funds from CeraVest investors of the consolidated VIEs without recourse to Fincera of RMB743,496 and RMB1,583,565 as of December 31, 2017 and 2016, respectively) | ¥			743,496	3,035,586
Financing payables, related parties (including financing payables, related parties of the consolidated VIEs without recourse to Fincera of RMB1,729,327 and RMB1,392,400 as of December 31, 2017 and 2016, respectively) | ¥			1,836,203	1,900,533
Other payables and accrued liabilities (including other payables and accrued liabilities of the consolidated VIEs without recourse to Fincera of RMB2,358,109 and RMB201,597 as of December 31, 2017 and 2016, respectively) | ¥			2,635,604	424,567
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Fincera of RMB36,733 and RMB25,951 as of December 31, 2017 and 2016, respectively) | ¥			53,278	37,986
Current liabilities of discontinued operations (including current liabilities of discontinued operations of the consolidated VIEs without recourse to Fincera of RMB 5 and RMB5,591 as of December 31, 2017 and 2016, respectively) | ¥			10,916	31,012
Total current liabilities | ¥			6,046,590	6,101,855
Noncurrent liabilities
Long-term bank borrowings | ¥			591,000	664,000
Long-term financing payables, related party | ¥			235,527	229,118
Total liabilities | ¥			6,873,117	6,994,973
Commitments and Contingencies (Note 16) | ¥
Equity
Preferred shares, $0.001 par value authorized - 1,000,000 shares; issued – none | ¥			0	0
Ordinary shares - $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 47,531,799 shares at December 31, 2017; issued and outstanding – 47,123,898 shares at December 31, 2016 | ¥	[1]		327	327
Additional paid-in capital | ¥			693,889	962,173
Statutory reserves | ¥			160,289	159,801
Accumulated deficit | ¥			(974,118)	(965,248)
Total stockholders’ equity (deficit) | ¥			(119,613)	157,053
Total liabilities and stockholders’ equity (deficit) | ¥			¥ 6,753,504	¥ 7,152,026
USD
Current assets
Cash and cash equivalents | $		$ 171,910
Restricted cash | $		19,553
Loans, net | $		283,279
Other financing receivables, net | $		296,320
Prepaid expenses and other current assets | $		9,628
Current assets of discontinued operations | $		7,632
Total current assets | $		788,322
Property, equipment and leasehold improvements, net | $		206,737
Deferred tax assets, net | $		32,075
Non-current assets of discontinued operations | $		6,428
Total assets | $		1,033,562
Current liabilities
Dividends payable | $		26,466
Short-term bank borrowings (including short-term bank borrowings of the consolidated VIEs without recourse to Fincera of RMB520,000 and RMB520,000 as of December 31, 2017 and 2016, respectively) | $		79,581
Long-term bank borrowings, current portion | $		11,172
Borrowed funds from CeraVest investor, related party (including borrowed funds from CeraVest investor, related party of the consolidated VIEs without recourse to Fincera of RMB1,161 and RMB930 as of December 31, 2017 and 2016, respectively) | $		178
Borrowed funds from CeraVest investors (including borrowed funds from CeraVest investors of the consolidated VIEs without recourse to Fincera of RMB743,496 and RMB1,583,565 as of December 31, 2017 and 2016, respectively) | $		113,785
Financing payables, related parties (including financing payables, related parties of the consolidated VIEs without recourse to Fincera of RMB1,729,327 and RMB1,392,400 as of December 31, 2017 and 2016, respectively) | $		281,015
Other payables and accrued liabilities (including other payables and accrued liabilities of the consolidated VIEs without recourse to Fincera of RMB2,358,109 and RMB201,597 as of December 31, 2017 and 2016, respectively) | $		403,354
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Fincera of RMB36,733 and RMB25,951 as of December 31, 2017 and 2016, respectively) | $		8,154
Current liabilities of discontinued operations (including current liabilities of discontinued operations of the consolidated VIEs without recourse to Fincera of RMB 5 and RMB5,591 as of December 31, 2017 and 2016, respectively) | $		1,671
Total current liabilities | $		925,376
Noncurrent liabilities
Long-term bank borrowings | $		90,447
Long-term financing payables, related party | $		36,045
Total liabilities | $		1,051,868
Commitments and Contingencies (Note 16) | $
Equity
Preferred shares, $0.001 par value authorized - 1,000,000 shares; issued – none | $		0
Ordinary shares - $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 47,531,799 shares at December 31, 2017; issued and outstanding – 47,123,898 shares at December 31, 2016 | $	[1]	50
Additional paid-in capital | $		106,193
Statutory reserves | $		24,531
Accumulated deficit | $		(149,080)
Total stockholders’ equity (deficit) | $		(18,306)
Total liabilities and stockholders’ equity (deficit) | $		$ 1,033,562

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect Fincera's 2 for 1 stock split, which was effective on November 1, 2017.